N-4	Mar. 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Mar. 22, 2024
Amendment Flag	false
C000007934 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund – Class III♦
Current Expenses [Percent]	104.00%
C000007910 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund – Class III♦
Current Expenses [Percent]	104.00%
C000021029 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio – Service Class 2
Current Expenses [Percent]	69.00%
C000021009 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2
Current Expenses [Percent]	81.00%
C000021041 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2
Current Expenses [Percent]	84.00%
C000211329 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio – Service Class 2
Current Expenses [Percent]	84.00%